INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Acquisition of business (Details) - USD ($)		12 Months Ended
	Mar. 14, 2019	Jun. 30, 2019
Business combinations:
Gain for cancellation of purchase option		$ 6,582,849
Acquisition of 9.99% Ownership of Rizobacter Argentina
Business combinations:
Cash transferred	$ 1,265,000
Number of instruments or interests issued or issuable	1,334,047
Rizobacter Argentina | BCS Holding Inc
Business combinations:
Proportion of ownership interest in subsidiary	80.00%